April 29, 1997



VIA ELECTRONIC FILING
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

          Re:  Merrill Lynch Americas Income Fund, Inc.
               Post-Effective Amendment No. 5
               under the Securities Act to the
               Registration Statement on Form N-1A
               (File Nos. 33-64398 and 811-7794)
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Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Americas Income Fund, Inc. (the "Fund") hereby certifies that:

          (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

          (2) the text of Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 29, 1997.

                              Very truly yours,

                              MERRILL LYNCH AMERICAS INCOME FUND,
                               INC.


                              By:  /s/ Gerald M. Richard
                                ------------------------------
                                   Gerald M. Richard
                                   Authorized Officer